Principal Accounting Policies - Summary of Restatements to Reconciliation of Differences Between PRC Statutory Income Tax Rate and Group's Effective Income Tax (Details)	12 Months Ended
Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Statutory income tax rate	25.00%
Permanent differences	(1.60%)
Change in valuation allowance	2.20%
Effect of preferential tax treatment	1.50%
Uncertain tax positions	0.10%
Effect of withholding tax on gain on disposal of available-for-sale debt investments	17.80%
Tax rate difference from statutory rate in other jurisdictions	(23.70%)
Effective income tax rate	21.30%
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Statutory income tax rate	25.00%
Permanent differences	(1.90%)
Change in valuation allowance	2.70%
Effect of preferential tax treatment	1.80%
Uncertain tax positions	0.10%
Tax rate difference from statutory rate in other jurisdictions	(23.50%)
Effective income tax rate	4.20%
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Permanent differences	0.30%
Change in valuation allowance	(0.50%)
Effect of preferential tax treatment	(0.30%)
Effect of withholding tax on gain on disposal of available-for-sale debt investments	17.80%
Tax rate difference from statutory rate in other jurisdictions	(0.20%)
Effective income tax rate	17.10%